GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Area
	Six months ended June 30,
	2015	2016
	Unaudited	Unaudited

North America (mainly U.S.)	$78,592	$138,866
Europe	17,952	7,077
Other	4,162	7,849

	$100,706	$153,792

Schedule of Property and Equipment by Geographic Area
	December 31,	June 30,
	2015	2016
	Audited	Unaudited

Israel	$9,161	$8,589
U.S.	3,071	4,733
Europe	482	337

	$12,714	$13,659